ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Schedule of Trade Payables and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 6,266	$ 12,507
Accrued royalties and taxes	800,000	1,753,580
Accrued other liabilities	66,014	39,531
Accounts payable and accrued liabilities	$ 872,280	$ 1,805,618